Roundhill Sports Betting & iGaming ETF
Schedule of Investments
September 30, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.3%
Advertising — 0.1%
XLMedia PLC (a)(b)	590,680	$141,765

Entertainment — 88.5% (e)
888 Holdings PLC (a)(b)	2,025,110	2,115,942
Bally's Corp. (a)	115,128	2,274,929
bet-at-home.com AG (a)(b)	8,583	37,291
Betmakers Technology Group, Ltd. (a)(b)	13,537,157	2,741,672
Betsson AB (a)(b)(g)	601,386	106,757
Betsson AB - Class B (a)(b)	595,887	3,492,899
Caesars Entertainment, Inc. (a)	90,708	2,926,240
Churchill Downs, Inc.	17,804	3,278,607
Codere Online Luxembourg SA (a)(b)	31,020	79,721
DraftKings, Inc. - Class A (a)(f)	454,838	6,886,247
Entain PLC (b)	406,720	4,930,655
Evolution Gaming Group AB (b)(c)	40,774	3,258,246
Flutter Entertainment PLC (a)(b)	56,430	6,260,201
Gaming Realms PLC (a)(b)	445,916	124,444
GAN, Ltd. (a)(b)	867,226	1,925,242
Genius Sports, Ltd. (a)(b)	1,468,585	5,389,707
International Game Technology PLC (b)	131,210	2,073,118
Intralot SA-Integrated Information Systems & Gaming Services (a)(b)	238,484	140,179
Kambi Group PLC (a)(b)	239,179	3,412,840
Kindred Group PLC - SDR (b)	695,640	5,251,698
La Francaise des Jeux SAEM (b)(c)	73,002	2,179,111
Light & Wonder, Inc. (a)	52,160	2,236,621
NEOGAMES SA (a)(b)	180,517	2,328,669
OPAP SA (b)	163,795	1,970,476
Penn National Gaming, Inc. (a)	177,253	4,876,230
PointsBet Holdings, Ltd. (a)(b)	3,111,364	3,720,842
Rush Street Interactive, Inc. (a)	982,761	3,616,560
Sportradar Holding AG - Class A (a)(b)	460,275	4,050,420
STS Holding SA (b)	112,166	314,083
Super Group SGHC, Ltd. (a)(b)(f)	793,591	3,237,851
Tabcorp Holdings, Ltd. (b)	7,602,147	4,570,096
The Lottery Corp., Ltd. (a)(b)	758,723	2,039,093
Tokyotokeiba Co., Ltd. (b)	79,300	2,262,662
		94,109,349
Internet — 2.2%
Catena Media PLC (a)(b)(f)	733,061	1,573,464
Gambling.com Group, Ltd. (a)(b)(f)	81,907	622,493
Gaming Innovation Group, Inc. (a)	65,720	134,971
		2,330,928
Lodging — 4.4%
Boyd Gaming Corp.	47,146	2,246,507
MGM Resorts International	81,361	2,418,049
		4,664,556
Software — 4.1%
Better Collective AS (a)(b)(f)	80,853	1,029,469
Bragg Gaming Group, Inc. (a)(b)(f)	167,847	680,403
Playtech PLC (a)(b)	543,050	2,676,998
		4,386,870
TOTAL COMMON STOCKS (Cost $241,456,352)		105,633,468

Warrants — 0.0%
PointsBet Holdings, Ltd., Expiration: July 2024, Exercise Price: $10.00 (a)(b)(g)	151,840	–
TOTAL SHORT-TERM INVESTMENTS (Cost $585,690)		–

SHORT-TERM INVESTMENTS - 0.5%
Money Market Fund — 0.5%
First American Government Obligations Fund, Class X, 2.77% (d)	585,690	585,690
TOTAL SHORT-TERM INVESTMENTS (Cost $585,690)		585,690

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.1%
First American Government Obligations Fund, Class X, 2.74% (d)	9,660,600	9,660,600
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,660,600)		9,660,600

TOTAL INVESTMENTS (Cost $251,702,642) — 108.9%		115,879,758
Other assets and liabilities, net — (8.9)%		(9,509,783)
NET ASSETS — 100.0%		$106,369,975

PLC	Public Limited Company
SDR	Special Drawing Rights
(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.
(c)
Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	The rate shown is the seven day yield at period end.
(e)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(f)	All or a portion of this security is on loan as of September 30, 2022. The market values of securities out on loan is $9,381,047.
(g)	Value determined based on estimated fair value. The value of these securities total $106,757, which represents 0.10% of net assets. Classified as Level 3 in the fair value hierarchy.

Percentages are stated as a percent of net assets.

	COUNTRY	Percentage of Net Assets
	United States	29.0%
	Australia	12.3%
	Malta	9.6%
	Guernsey	8.1%
	Isle of Man	7.2%
	Sweden	6.4%
	Ireland	5.9%
	Switzerland	3.8%
	Luxembourg	2.3%
	Japan	2.1%
	United Kingdom	2.1%
	France	2.1%
	Gibraltar	2.0%
	Greece	2.0%
	Bermuda	1.8%
	Denmark	1.0%
	Jersey	0.7%
	Canada	0.6%
	Poland	0.3%
	Germany	0.0%	*
	Total Country	99.3%
	SHORT-TERM INVESTMENTS	0.5%
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	9.1%
	TOTAL INVESTMENTS	108.9%
	Other assets and liabilities, net	-8.9%
	NET ASSETS	100.0%

*	Less than 0.05% of net assets.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund held investments during the period with significant unobservable inputs which would be classified as Level 3. The securities classified as Level 3 are deemed immaterial.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2022:

	Level 1	Level 2	Level 3		Total
Investments - Assets:
Common Stocks*	$105,526,711	$-	$106,757		$105,633,468
Warrants	-	-	-	^	-
Money Market Fund	585,690	-	-		585,690
Investments Purchased With Proceeds From Securities Lending	9,660,600	-	-		9,660,600
Total Investments - Assets	$115,773,001	$-	$106,757		$115,879,758

* See the Schedule of Investments for industry classifications.
^ The Fund held a Level 3 security at the end of the period valued at $-.